UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:       28-16
                    -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Brian E. Franc
Title:            Executive Vice President and Chief Compliance Officer
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois       4/23/2010
-------------------   -------------------    -------------
    (Signature)          (City/State)           (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number        Name
---------------        ---------------------------
028-01190               Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             45

Form 13F Information Table Value Total:   $ 11,870,142
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                    FORM 13F INFORMATION TABLE

                                                     INSTITUTIONAL CAPITAL LLC
                                                              FORM 13F
                                                              ICAP 13F
                                                             31-Mar-10
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                         Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class  CUSIP     (x$1000)   Prn Amt    Prn Call Dscretn Managers Sole       Shared None
------------------------------ --------------- --------- ---------- ---------- --- ---- ------- -------- ---------- ------ ---------
Accenture Plc Ireland          SHS CLASS A     G1151C101    185,927  4,432,100 SH       Sole              4,128,000          304,100
Aflac Inc.                     COM             001055102    281,798  5,190,600 SH       Sole              4,856,300          334,300
Aon Corp.                      COM             037389103    254,635  5,961,953 SH       Sole              5,575,253          386,700
BB&T Corp.                     COM             054937107    312,958  9,662,188 SH       Sole              9,040,538          621,650
BCE Inc.                       COM NEW         05534B760    134,881  4,595,600 SH       Sole              3,979,750          615,850
BP PLC                         SPONSORED ADR   055622104     63,231  1,107,950 SH       Sole                865,350          242,600
Barrick Gold Corp.             COM             067901108     34,215    892,400 SH       Sole                614,150          278,250
CSX Corp.                      COM             126408103    358,222  7,037,751 SH       Sole              6,588,951          448,800
Capital One Financial Corp.    COM             14040H105     65,239  1,575,450 SH       Sole              1,471,700          103,750
Caterpillar Inc.               COM             149123101    385,795  6,138,341 SH       Sole              5,727,141          411,200
Chevron Corp.                  COM             166764100    172,631  2,276,550 SH       Sole              2,059,150          217,400
Cisco Systems Inc.             COM             17275R102    270,821 10,404,200 SH       Sole              9,709,400          694,800
Coca Cola Co.                  COM             191216100     88,875  1,615,910 SH       Sole              1,468,510          147,400
ConocoPhillips                 COM             20825C104    387,237  7,567,650 SH       Sole              7,108,950          458,700
Covidien PLC                   SHS             G2554F105    297,275  5,912,385 SH       Sole              5,530,385          382,000
Credit Suisse Group            SPONSORED ADR   225401108     63,418  1,234,300 SH       Sole                946,950          287,350
Cummins Inc.                   COM             231021106    200,508  3,236,607 SH       Sole              3,022,957          213,650
Davita Inc.                    COM             23918K108     45,626    719,650 SH       Sole                672,800           46,850
Halliburton Co .               COM             406216101    335,458 11,133,691 SH       Sole             10,459,447          674,244
Hewlett-Packard Co.            COM             428236103    341,196  6,419,501 SH       Sole              6,002,201          417,300
Honeywell International Inc.   COM             438516106    413,652  9,137,451 SH       Sole              8,621,701          515,750
JPMorgan Chase & Co.           COM             46625H100    387,788  8,665,645 SH       Sole              8,082,895          582,750
Johnson Controls Inc.          COM             478366107    292,006  8,851,360 SH       Sole              8,280,210          571,150
Lowe's Cos Inc.                COM             548661107    475,053 19,597,909 SH       Sole             18,334,059        1,263,850
Marathon Oil Corp.             COM             565849106    383,797 12,130,116 SH       Sole             11,372,716          757,400
Masco Corp.                    COM             574599106     69,694  4,490,600 SH       Sole              4,054,950          435,650
McDonald's Corp.               COM             580135101     49,346    739,600 SH       Sole                691,250           48,350
Merck & Co. Inc.               COM             58933Y105    436,343 11,682,556 SH       Sole             10,932,562          749,994
Molson Coors Brewing Co.       CL B            60871R209     61,953  1,472,960 SH       Sole              1,369,710          103,250
Newmont Mining Corp.           COM             651639106    415,352  8,155,355 SH       Sole              7,646,655          508,700
Occidental Petroleum Corp.     COM             674599105    369,883  4,375,238 SH       Sole              4,097,688          277,550
Owens-Illinois Inc.            COM NEW         690768403     95,373  2,683,550 SH       Sole              2,427,700          255,850
Pepsico Inc.                   COM             713448108    588,739  8,898,714 SH       Sole              8,324,719          573,995
Pfizer Inc.                    COM             717081103    414,600 24,174,908 SH       Sole             22,611,258        1,563,650
Qualcomm Incorporated          COM             747525103    293,718  6,994,950 SH       Sole              6,552,300          442,650
Robert Half International Inc. COM             770323103     24,129    792,950 SH       Sole                741,100           51,850
Sanofi-Aventis                 SPONSORED ADR   80105N105    487,283 13,042,900 SH       Sole             12,206,550          836,350
TD Ameritrade Holding Corp.    COM             87236Y108     47,767  2,506,150 SH       Sole              2,348,400          157,750
Texas Instruments Inc.         COM             882508104    386,536 15,796,338 SH       Sole             14,801,088          995,250
Textron Inc.                   COM             883203101    120,795  5,689,835 SH       Sole              5,386,135          303,700
Toyota Motor Corp .            SP ADR REP2COM  892331307     39,567    492,000 SH       Sole                381,100          110,900
U.S. Bancorp                   COM NEW         902973304    452,452 17,482,700 SH       Sole             16,353,600        1,129,100
Viacom Inc .                   CL B            92553P201    425,304 12,370,679 SH       Sole             11,574,779          795,900
Vodafone Group PLC             SPONS ADR NEW   92857W209    364,250 15,639,758 SH       Sole             14,192,408        1,447,350
Wells Fargo & Co.              COM             949746101    494,816 15,900,262 SH       Sole             14,882,862        1,017,400
REPORT SUMMARY                 45                        11,870,142